INCOME TAXES (Details) - DEFERRED TAX - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Income Tax
Operating Loss Carryforwards	$ 0	$ 180,575
Components Of Deferred Tax Assets [Abstract]
Net operating loss carryforward		37,921
Total deferred tax asset	153,475	288,057
Valuation allowance	(421,523)	(288,057)
Deferred tax assets, net of allowance	(574,998)	0
Operating Loss Carryforwards	0	180,575
Unrecognized tax position	$ 0	$ 0